Note 6 - Vessels, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 12, 2017	Aug. 11, 2017	May 30, 2017	Apr. 20, 2017
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ (77,314)	$ 118,427	$ 33,251
Impairment of Long-Lived Assets Held-for-use	2,156,002	5,735,086
Impairment of Long-Lived Assets to be Disposed of	4,305,271
Forty Vessels [Member]
Debt Instrument, Collateral Amount	762,159,589
Impairment Loss [Member]
Impairment of Long-Lived Assets Held-for-use	2,156,002	5,735,086
Gas Arctic and Gas Ice Vessels [Member] | Net Gain on Sale of Vessels [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total		$ 118,427
Gas Icon [Member]
Disposal Group, Including Discontinued Operation, Consideration							$ 2,900,000
Impairment of Long-Lived Assets to be Disposed of	1,747,923
Gas Emperor [Member]
Disposal Group, Including Discontinued Operation, Consideration						$ 2,900,000
Impairment of Long-Lived Assets to be Disposed of	580,004
Gas Moxie [Member]
Disposal Group, Including Discontinued Operation, Consideration					$ 2,575,000
Impairment of Long-Lived Assets to be Disposed of	570,626
Gas Nirvana [Member]
Impairment of Long-Lived Assets Held-for-use	1,406,718
Disposal Group, Including Discontinued Operation, Consideration				$ 3,675,000
Gas Icon, Gas Emperor, Gax Moxie, Gas Nirvana [Member] | Net Gain on Sale of Vessels [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 77,314